BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

	2016	2015	2014
	(In Millions)
Segment revenues:
Insurance(1)	$6,703	$6,822	$12,656
Investment Management(2)	3,029	3,025	3,011
Consolidation/elimination	(27)	(28)	(27)
Total Revenues	$9,705	$9,819	$15,640

(1)	Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.

(2)
Intersegment investment advisory and other fees of approximately $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

	2016	2015	2014
	(In Millions)
Segment earnings (loss) from operations, before income taxes:
Insurance	$(274)	$1,033	$5,512
Investment Management(1)	706	618	603
Consolidation/elimination	(1)	(1)	—
Total Earnings (Loss) from Operations, before Income Taxes	$431	$1,650	$6,115

(1)	Net of interest expenses incurred on securities borrowed.

	December 31,
	2016	2015
	(In Millions)
Segment assets:
Insurance	$190,628	$182,738
Investment Management(1)	13,139	11,895
Consolidation/elimination	(3)	(7)
Total Assets	$203,764	$194,626